Note 6 - Loans, Net of Allowance for Credit Losses - Expected Credit Loss Sensitivity (Details) - Loans [member] - CAD ($) $ in Thousands	Oct. 31, 2023	Oct. 31, 2022
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 2,513	$ 1,904
Upside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	1,409
Variance from reported ECL	$ (1,104)
Variance from reported ECL (%)	(44.00%)
Baseline, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 1,939
Variance from reported ECL	$ (575)
Variance from reported ECL (%)	(23.00%)
Downside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 2,975
Variance from reported ECL	$ 462
Variance from reported ECL (%)	18.00%